SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	2,273,664
Weighted Average Remaining Contractual Life (years)	4 years 5 months 16 days
Weighted average exercise price	$ 23.61
Options exercisable as of December 31, 2016 | shares	745,147
Weighted average exercise price of options exercisable	$ 28.10
0.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	1,033,833
Weighted Average Remaining Contractual Life (years)	4 years 4 months 13 days
Weighted average exercise price	$ 0.26
Options exercisable as of December 31, 2016 | shares	245,658
Weighted average exercise price of options exercisable	$ 0.26
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	2,204
Weighted Average Remaining Contractual Life (years)	2 years 11 months 1 day
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2016 | shares	2,204
Weighted average exercise price of options exercisable	$ 0.69
6.72-10.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	11,716
Weighted Average Remaining Contractual Life (years)	7 years 4 months 6 days
Weighted average exercise price	$ 7.09
Options exercisable as of December 31, 2016 | shares	5,912
Weighted average exercise price of options exercisable	$ 7.31
Range of exercise price, lower	6.72
Range of exercise price, upper	$ 10.05
11.40-15.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	10,415
Weighted Average Remaining Contractual Life (years)	2 years 22 days
Weighted average exercise price	$ 13.93
Options exercisable as of December 31, 2016 | shares	10,415
Weighted average exercise price of options exercisable	$ 13.93
Range of exercise price, lower	11.40
Range of exercise price, upper	$ 15.32
17.72-17.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	1,337
Weighted Average Remaining Contractual Life (years)	4 years 2 months 27 days
Weighted average exercise price	$ 17.72
Options exercisable as of December 31, 2016 | shares	1,337
Weighted average exercise price of options exercisable	$ 17.72
Range of exercise price, lower	17.72
Range of exercise price, upper	$ 17.72
27.57-40.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	682,460
Weighted Average Remaining Contractual Life (years)	3 years 11 months 19 days
Weighted average exercise price	$ 37.49
Options exercisable as of December 31, 2016 | shares	325,344
Weighted average exercise price of options exercisable	$ 35.93
Range of exercise price, lower	27.57
Range of exercise price, upper	$ 40.87
41.44-57.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	398,669
Weighted Average Remaining Contractual Life (years)	5 years 4 months 6 days
Weighted average exercise price	$ 47.60
Options exercisable as of December 31, 2016 | shares	64,277
Weighted average exercise price of options exercisable	$ 49.28
Range of exercise price, lower	41.44
Range of exercise price, upper	$ 57.26
64.06-67.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2016 | shares	133,030
Weighted Average Remaining Contractual Life (years)	5 years 11 days
Weighted average exercise price	$ 64.66
Options exercisable as of December 31, 2016 | shares	90,000
Weighted average exercise price of options exercisable	$ 64.53
Range of exercise price, lower	64.06
Range of exercise price, upper	$ 67.10